Production Costs - Summary of Production Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Raw materials and consumables	$ 726	$ 836
Salaries and employee benefits	482	480
Contractors	349	415
Royalties	58	78
Transportation costs	50	47
Maintenance costs	33	35
Revision of reclamation and closure cost provision	24	(4)
Change in inventories	7	(64)
Other	65	66
Production costs	$ 1,794	$ 1,889